Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 93.7%
Communication Services — 10.4%
Diversified Telecommunication Services — 3.0%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$353,355
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	225,427
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	263,858
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	364,284
AT&T Inc., Senior Notes	3.300%	2/1/52	190,000	132,525
AT&T Inc., Senior Notes	3.500%	9/15/53	180,000	128,157
AT&T Inc., Senior Notes	3.800%	12/1/57	150,000	110,033
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	178,946
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	1,946,075
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	158,900
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	455,269
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	219,947	216,966 (a)
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,186,176
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	100,000	73,703
Total Diversified Telecommunication Services				5,793,674
Entertainment — 2.7%
Netflix Inc., Senior Notes	4.900%	8/15/34	240,000	245,929
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	2,798,409
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	2,830,000	2,154,101
Total Entertainment				5,198,439
Media — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	777,881
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	182,377
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	120,000	82,694
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	401,715
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	467,288
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	95,568
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	250,000	204,874
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	120,000	74,270
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	264,936
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	2,786,369
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	192,821 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	807,677
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	61,811
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	370,000	422,008
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	365,308
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	345,380
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	$19,902
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	173,270
Total Media				7,726,149
Wireless Telecommunication Services — 0.7%
T-Mobile USA Inc., Senior Notes	3.700%	5/8/32	450,000 EUR	507,047
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	100,000	90,176
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	286,534
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	360,000	256,527
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	306,575
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	16,344
Total Wireless Telecommunication Services				1,463,203

Total Communication Services				20,181,465
Consumer Discretionary — 6.4%
Automobile Components — 0.9%
BorgWarner Inc., Senior Notes	4.950%	8/15/29	110,000	111,110
BorgWarner Inc., Senior Notes	5.400%	8/15/34	80,000	80,422
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	620,000	616,009 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	860,000	884,724 (a)
Total Automobile Components				1,692,265
Automobiles — 1.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	470,000	400,503
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	630,000	601,912
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	303,265
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	314,141
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	635,992
Hyundai Capital America, Senior Notes	5.250%	1/8/27	300,000	303,888 (a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	950,000	967,060 (a)
Total Automobiles				3,526,761
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	376,819
Amazon.com Inc., Senior Notes	3.950%	4/13/52	520,000	438,426
Total Broadline Retail				815,245
Diversified Consumer Services — 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	126,982
Washington University, Senior Notes	3.524%	4/15/54	150,000	119,860
Washington University, Senior Notes	4.349%	4/15/2122	170,000	144,878
Total Diversified Consumer Services				391,720
Hotels, Restaurants & Leisure — 2.1%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	740,000	716,910 (a)
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	258,491
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	349,133
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	540,417 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	280,000	280,825 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	430,000	411,793
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	686,834
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	199,677
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	4.375%	6/18/30	220,000	$207,733
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	370,000	358,843 (a)
Total Hotels, Restaurants & Leisure				4,010,656
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	290,000	292,535
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	263,724
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	325,856
Total Household Durables				882,115
Specialty Retail — 0.6%
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	81,977
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	59,890
Home Depot Inc., Senior Notes	3.625%	4/15/52	420,000	326,962
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	300,000	278,516 (a)
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	440,000	361,171
Total Specialty Retail				1,108,516

Total Consumer Discretionary				12,427,278
Consumer Staples — 3.4%
Beverages — 1.0%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	1,604,914
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	260,055
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	142,537
Total Beverages				2,007,506
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.500%	9/15/54	190,000	186,372
Food Products — 0.3%
J M Smucker Co., Senior Notes	6.200%	11/15/33	360,000	392,409
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	151,059
Total Food Products				543,468
Tobacco — 2.0%
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	497,830
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,368,470
Altria Group Inc., Senior Notes	3.875%	9/16/46	540,000	413,582
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	527,956 (a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	550,913
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	555,499
Total Tobacco				3,914,250

Total Consumer Staples				6,651,596
Energy — 13.9%
Energy Equipment & Services — 0.4%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	872,677
Oil, Gas & Consumable Fuels — 13.5%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	86,784
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	142,864
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	34,068 (a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	42,450 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	$319,651
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	270,000	274,203 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	460,000	485,964 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	370,000	410,622 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,722,258
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	122,817 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	422,014
Continental Resources Inc., Senior Notes	2.875%	4/1/32	180,000	151,442 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	140,000	119,186
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	566,347
Devon Energy Corp., Senior Notes	4.500%	1/15/30	116,000	114,863
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	19,531
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	187,514
Devon Energy Corp., Senior Notes	5.750%	9/15/54	190,000	184,504
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	370,000	394,227
Ecopetrol SA, Senior Notes	8.375%	1/19/36	370,000	374,896
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	300,603
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	329,460 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	882,351 (b)(c)
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	620,923
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	20,455
Energy Transfer LP, Senior Notes	8.250%	11/15/29	240,000	276,272
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,829
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	61,541
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	340,482
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	230,000	161,106
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	560,000	570,202
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	161,450
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	700,000	659,117 (c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	190,000	190,364
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	202,211
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	540,000	554,135 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	204,691 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,041,173
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	547,943
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,000,000	1,155,128
Occidental Petroleum Corp., Senior Notes	5.550%	10/1/34	340,000	345,696
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	8,212
ONEOK Inc., Senior Notes	6.050%	9/1/33	710,000	749,869
ONEOK Inc., Senior Notes	6.625%	9/1/53	710,000	782,719
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	322,319 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	553,878
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	133,683
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	$1,770,895
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	90,000	85,357
Targa Resources Corp., Senior Notes	5.500%	2/15/35	450,000	457,063
Targa Resources Corp., Senior Notes	4.950%	4/15/52	260,000	230,242
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000	781,489
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	786,128
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	188,501
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	213,637
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	10,030
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	774,747
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	23,644
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,553,302
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	886,533
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	140,000	134,096
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	112,213
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	430,000	389,215
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	69,683
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	179,850
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	50,325
Total Oil, Gas & Consumable Fuels				26,070,967

Total Energy				26,943,644
Financials — 33.2%
Banks — 19.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	202,221 (a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	405,250 (a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	209,061 (a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. Term SOFR + 4.160%)	6.100%	3/17/25	590,000	590,688 (b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. Term SOFR + 3.967%)	6.250%	9/5/24	880,000	881,025 (b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. Term SOFR + 4.436%)	6.500%	10/23/24	400,000	400,745 (b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,464,225
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	250,000	210,559 (c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. Term SOFR + 1.572%)	4.271%	7/23/29	690,000	682,851 (c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	831,880
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	290,000	290,739 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	550,000	584,668 (c)
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	560,000	$525,531 (c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,651,154 (b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	498,292 (c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,535,236 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	290,000	308,029 (a)(b)(c)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	640,000	661,253 (a)(c)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	530,000	561,706 (a)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. Term SOFR + 4.779%)	6.250%	8/15/26	1,100,000	1,112,224 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	979,113
Citigroup Inc., Senior Notes	4.650%	7/23/48	780,000	711,709
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	410,000	378,624 (c)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	488,983
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	1,957,795
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	721,292
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	380,000	401,336 (c)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	259,849
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,408,209 (a)(b)(c)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	450,000	474,070 (a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	799,726 (b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	463,617 (b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	203,455
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	360,000	370,463 (c)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	1,300,000	1,398,784 (c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	290,000	296,692 (a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	156,890 (a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	340,000	374,650 (a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	175,198 (a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	430,000	338,918 (a)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,736,978
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	470,000	482,511 (c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	808,689
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	221,385 (b)(c)
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	$474,625 (b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	434,754 (b)(c)
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	639,753
Swedbank AB, Senior Notes	5.407%	3/14/29	480,000	494,444 (a)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	205,018 (c)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	250,000	261,345 (c)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	350,000	380,423 (c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,693,706 (a)(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	470,000	494,048 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	543,881 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	350,000	335,605 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	880,000	908,666 (c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	357,417
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	474,461
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	158,369
Total Banks				37,072,788
Capital Markets — 7.4%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	435,791 (b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	228,306
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	410,000	432,063 (c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	680,000	731,084 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	490,000	499,691 (a)
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	788,055
Credit Suisse AG AT1 Claim	—	—	2,390,000	71,700 *(d)(e)
Credit Suisse USA LLC, Senior Notes	7.125%	7/15/32	70,000	79,910
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	150,000	160,127 (b)(c)
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	600,000	600,188
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	2,847,971
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,070,000	1,044,753 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	68,831
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	390,000	383,435
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	400,000	400,217
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,221,916 (a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	105,912 (a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	160,000	109,809 (a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	161,529
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	900,000	$751,473 (c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	500,000	497,424
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	190,000	188,545 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	160,000	165,791 (c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	121,608
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	141,800
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	81,723
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	380,000	390,005 (b)(c)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	280,000	295,418 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	440,000	509,211 (a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	386,658 (a)(c)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	350,000	377,837 (a)(c)
Total Capital Markets				14,278,781
Consumer Finance — 0.1%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	240,000	245,370 (c)
Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	530,000	435,524
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,091,329
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	171,711 (a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	219,726 (a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	356,596 (a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	154,528
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.159%	12/21/65	800,000	638,336 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.409%	12/21/65	100,000	82,531 (a)(c)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	230,000	218,959 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	194,159 (a)
Total Financial Services				3,563,399
Insurance — 4.3%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	190,349 (a)(b)(c)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	200,000	200,109 (a)(c)(f)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	73,775
Americo Life Inc., Senior Notes	3.450%	4/15/31	120,000	100,200 (a)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	600,000	623,621
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	114,000	113,558 (a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	882,831 (a)
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	170,000	112,856
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	100,000	71,892 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	368,333 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,000,000	$1,053,827
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	187,283 (a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	693,014 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	118,832 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	130,593 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	190,000	196,973 (c)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	287,292 (c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	300,000	310,260
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,232,992 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	618,766 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	235,279 (a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	450,413
Total Insurance				8,253,048
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	700,000	761,802 (a)

Total Financials				64,175,188
Health Care — 10.1%
Biotechnology — 2.0%
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	255,911
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,051,234
Amgen Inc., Senior Notes	5.250%	3/2/33	1,160,000	1,192,622
Amgen Inc., Senior Notes	5.650%	3/2/53	460,000	473,451
Amgen Inc., Senior Notes	5.750%	3/2/63	160,000	164,229
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	104,650
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	448,905
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	92,706
Total Biotechnology				3,783,708
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	198,120
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	910,000	827,195
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	450,000	406,706
Total Health Care Equipment & Supplies				1,432,021
Health Care Providers & Services — 5.0%
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	156,558
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	545,195
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	724,079
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	106,721
Cigna Group, Senior Notes	4.800%	8/15/38	540,000	518,072
Cigna Group, Senior Notes	3.200%	3/15/40	220,000	169,781
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	52,953
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,452,344
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,591,044
CVS Health Corp., Senior Notes	4.780%	3/25/38	550,000	505,493
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	122,188
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Elevance Health Inc., Senior Notes	5.350%	10/15/25	500,000	$503,183
Elevance Health Inc., Senior Notes	4.375%	12/1/47	230,000	198,852
HCA Inc., Senior Notes	4.125%	6/15/29	340,000	331,823
HCA Inc., Senior Notes	5.125%	6/15/39	170,000	164,332
HCA Inc., Senior Notes	5.500%	6/15/47	350,000	338,643
HCA Inc., Senior Notes	5.250%	6/15/49	530,000	492,303
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	318,447
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	122,373
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	237,618
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	184,918
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	180,000	185,496
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	207,615
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	400,000	418,109
Total Health Care Providers & Services				9,648,140
Pharmaceuticals — 2.4%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	73,784 (a)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	190,000	214,503
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	685,205
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	620,000	623,629
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	620,000	613,328
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	470,000	472,654
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	90,000	89,391
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	200,572
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	366,607
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,202,863
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	37,200
Total Pharmaceuticals				4,579,736

Total Health Care				19,443,605
Industrials — 7.4%
Aerospace & Defense — 3.2%
Boeing Co., Senior Notes	3.100%	5/1/26	1,540,000	1,489,982
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	546,619
Boeing Co., Senior Notes	6.528%	5/1/34	920,000	974,988 (a)
Boeing Co., Senior Notes	5.705%	5/1/40	320,000	311,298
HEICO Corp., Senior Notes	5.350%	8/1/33	380,000	391,016
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	976,991
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	309,053
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	290,000	299,111
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	425,512
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	49,186
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	190,345
RTX Corp., Senior Notes	4.625%	11/16/48	180,000	162,336
Total Aerospace & Defense				6,126,437
Air Freight & Logistics — 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	785,815
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	160,000	$122,687
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	421,366
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	22,065
Total Ground Transportation				443,431
Industrial Conglomerates — 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	168,916
Honeywell International Inc., Senior Notes	4.950%	9/1/31	500,000	516,698
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	556,015
Total Industrial Conglomerates				1,241,629
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	336,961
Passenger Airlines — 0.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	99,166	98,732 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	166,799 (a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	422,888 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	162,500	161,891 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	208,034 (a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	292,529
United Airlines Pass-Through Trust	4.875%	1/15/26	144,640	142,924
Total Passenger Airlines				1,493,797
Trading Companies & Distributors — 1.9%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,000,000	948,455
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	497,353
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	497,467
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	997,590 (a)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	250,000	253,914 (a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	249,595 (a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	336,289 (a)
Total Trading Companies & Distributors				3,780,663

Total Industrials				14,331,420
Information Technology — 3.6%
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	192,895
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	450,000	355,982
Total IT Services				548,877
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Inc., Senior Notes	4.150%	11/15/30	178,000	173,436
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	560,382
Broadcom Inc., Senior Notes	3.187%	11/15/36	22,000	18,212 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	233,612 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	470,000	472,375 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	650,000	667,827 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	192,534
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	16,794
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	$84,493
Intel Corp., Senior Notes	3.200%	8/12/61	180,000	105,929
Micron Technology Inc., Senior Notes	3.366%	11/1/41	40,000	30,108
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	86,629
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	243,367
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	97,614
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	62,396
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	380,000	385,647
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	395,477
Total Semiconductors & Semiconductor Equipment				3,826,832
Software — 1.2%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,472,854
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	379,182
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	438,572
Total Software				2,290,608
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	200,000	246,155
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	60,000	80,056
Total Technology Hardware, Storage & Peripherals				326,211

Total Information Technology				6,992,528
Materials — 0.7%
Chemicals — 0.4%
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	133,038
OCP SA, Senior Notes	3.750%	6/23/31	200,000	179,218 (a)
OCP SA, Senior Notes	6.750%	5/2/34	390,000	416,330 (a)
Total Chemicals				728,586
Metals & Mining — 0.3%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	240,000	253,188
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	330,000	323,455
Total Metals & Mining				576,643

Total Materials				1,305,229
Real Estate — 1.8%
Diversified REITs — 0.7%
VICI Properties LP, Senior Notes	5.750%	4/1/34	290,000	298,931
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	990,569
Total Diversified REITs				1,289,500
Health Care REITs — 0.5%
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	534,703
Welltower OP LLC, Senior Notes	4.125%	3/15/29	510,000	500,896
Total Health Care REITs				1,035,599
Industrial REITs — 0.1%
Prologis Euro Finance LLC, Senior Notes	4.000%	5/5/34	170,000 EUR	190,712
Office REITs — 0.3%
Boston Properties LP, Senior Notes	5.750%	1/15/35	600,000	596,821
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	130,000	$122,770
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	300,000	299,544 (a)

Total Real Estate				3,534,946
Utilities — 2.8%
Electric Utilities — 2.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	473,774
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	149,829 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	679,093
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	160,000	155,175 (b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000	225,903 (b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	204,661 (a)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	185,279
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000	471,280
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	233,459
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	143,693 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	130,000	111,645
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	22,409
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	310,000	270,416
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	240,887
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000	397,037
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	684,115
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	330,000	345,109 (a)
Total Electric Utilities				4,993,764
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	400,000	388,276 (a)

Total Utilities				5,382,040
Total Corporate Bonds & Notes (Cost — $183,651,996)				181,368,939
U.S. Government & Agency Obligations — 1.8%
U.S. Government Obligations — 1.8%
U.S. Treasury Bonds	4.625%	5/15/44	1,370,000	1,427,155
U.S. Treasury Notes	4.500%	5/31/29	780,000	805,898
U.S. Treasury Notes	4.000%	7/31/29	110,000	111,315
U.S. Treasury Notes	4.625%	5/31/31	650,000	681,104
U.S. Treasury Notes	4.125%	8/15/34	170,000	169,402
U.S. Treasury Notes	4.625%	5/15/54	300,000	320,719

Total U.S. Government & Agency Obligations (Cost — $3,488,878)				3,515,593
Sovereign Bonds — 1.5%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447	6,897
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	182,200	$81,308
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,102,688	951,466 (a)
Total Argentina				1,039,671
Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	510,000	516,478
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	460,000	459,751 (a)
Mexico — 0.5%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000 MXN	398,528
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	480,000	475,377
Total Mexico				873,905

Total Sovereign Bonds (Cost — $3,050,743)				2,889,805
Municipal Bonds — 0.4%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000	149,503
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	236,619
Illinois — 0.2%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	448,462	476,885

Total Municipal Bonds (Cost — $909,834)				863,007
Senior Loans — 0.3%
Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.032%	10/20/27	111,612	114,192 (c)(g)(h)

Materials — 0.0%††
Paper & Forest Products — 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.111%	4/20/28	38,926	38,894 (c)(g)(h)

Utilities — 0.2%
Electric Utilities — 0.2%
NRG Energy Inc., Term Loan	7.252-7.264%	4/16/31	369,075	371,013 (c)(g)(h)

Total Senior Loans (Cost — $517,881)				524,099
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost — $233,032)	8.570%		9,325	224,966 (c)
Total Investments before Short-Term Investments (Cost — $191,852,364)				189,386,409
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

 Western Asset Investment Grade Defined Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Insurance — continued
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,988,506)	5.235%	1,988,506	$1,988,506 (i)(j)
Total Investments — 98.8% (Cost — $193,840,870)			191,374,915
Other Assets in Excess of Liabilities — 1.2%			2,265,819
Total Net Assets — 100.0%			$193,640,734

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $1,988,506 and the cost was $1,988,506 (Note 2).

Abbreviation(s) used in this schedule:
EUR	—	Euro
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	72	12/24	$14,943,097	$14,943,375	$278
U.S. Treasury 5-Year Notes	96	12/24	10,531,227	10,502,250	(28,977)
U.S. Treasury 10-Year Notes	3	12/24	342,865	340,687	(2,178)
U.S. Treasury Ultra Long-Term Bonds	7	12/24	935,294	923,563	(11,731)
					(42,608)
Contracts to Sell:
Euro-Bund	4	9/24	577,942	592,096	(14,154)
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Investment Grade Defined Opportunity Trust Inc.
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Long-Term Bonds	21	12/24	$2,603,307	$2,585,625	$17,682
U.S. Treasury Ultra 10-Year Notes	50	12/24	5,914,484	5,871,875	42,609
					46,137
Net unrealized appreciation on open futures contracts					$3,529
At August 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,479,974	USD	791,874	Goldman Sachs Group Inc.	9/4/24	$2,650
BRL	4,479,974	USD	792,047	Goldman Sachs Group Inc.	9/4/24	2,478
USD	792,047	BRL	4,479,974	Goldman Sachs Group Inc.	9/4/24	(2,478)
USD	815,133	BRL	4,479,974	Goldman Sachs Group Inc.	9/4/24	20,609
BRL	4,479,974	USD	812,557	Goldman Sachs Group Inc.	10/2/24	(20,629)
USD	814,307	EUR	748,575	Bank of America N.A.	10/18/24	(15,042)
JPY	75,487,631	USD	476,763	Citibank N.A.	10/18/24	43,297
Net unrealized appreciation on open forward foreign currency contracts						$30,885

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$64,103,488	$71,700	$64,175,188
Other Corporate Bonds & Notes	—	117,193,751	—	117,193,751
U.S. Government & Agency Obligations	—	3,515,593	—	3,515,593
Sovereign Bonds	—	2,889,805	—	2,889,805
Municipal Bonds	—	863,007	—	863,007
Senior Loans	—	524,099	—	524,099
Preferred Stocks	—	224,966	—	224,966
Total Long-Term Investments	—	189,314,709	71,700	189,386,409
Short-Term Investments†	$1,988,506	—	—	1,988,506
Total Investments	$1,988,506	$189,314,709	$71,700	$191,374,915
Other Financial Instruments:
Futures Contracts††	$60,569	—	—	$60,569
Forward Foreign Currency Contracts††	—	$69,034	—	69,034
Total Other Financial Instruments	$60,569	$69,034	—	$129,603
Total	$2,049,075	$189,383,743	$71,700	$191,504,518
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$57,040	—	—	$57,040
Forward Foreign Currency Contracts††	—	$38,149	—	38,149
Total	$57,040	$38,149	—	$95,189

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report

in such company for the period ended August 31, 2024.

	Affiliate Value at November 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,261,356	$22,911,665	22,911,665	$22,184,515	22,184,515

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$55,920	—	$1,988,506

Western Asset Investment Grade Defined Opportunity Trust Inc. 2024 Quarterly Report